Document and Entity Information	Apr. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001431959
Document Type	8-K
Document Period End Date	Apr. 13, 2023
Entity Registrant Name	Meta Materials Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	60 Highfield Park Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Country	CA
Entity Address, Postal Zip Code	B3A 4R9
City Area Code	(902)
Local Phone Number	482-5729
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false